Prepayments and deposits	6 Months Ended
Dec. 31, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits
Note 10. Prepayments and deposits

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	1,163	2,101
Prepayments	39,046	9,787

	40,209	11,888

Non-current assets
Security deposits	23,106	17,459

Total prepayments and other assets	63,315	29,347

The increase in current prepayments primarily relates to electricity prepayments in relation to the Childress site which increased following the addendum to the PSA signed on 23 August 2024 (refer to note 8 - Financial asset at fair value through profit or loss) and the additional operational capacity that was commissioned during the three months ended 31 December 2024.
Non-current deposits include connection deposits paid for expansion projects in British Columbia, Canada and West Texas, USA.